Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Employee benefit plans
Service cost	¥ 2,098	¥ 2,089	¥ 4,459	¥ 4,120
Interest cost	361	523	722	1,046
Expected return on plan assets	(1,501)	(1,516)	(3,002)	(3,032)
Amortization of net actuarial losses	712	364	1,424	739
Amortization of prior service cost	(287)	(287)	(574)	(574)
Net periodic benefit cost	¥ 1,383	¥ 1,173	¥ 3,029	¥ 2,299